Note 6 - Long Term Debt, and Financial Instruments Carried at Fair Value - Schedule of Long Term Debt (Details) - EUR (€) € in Thousands	Jun. 30, 2018	Dec. 31, 2017
Long term debt	€ 1,394	€ 1,217
Less current portion	(375)	(383)
Total long-term portion	1,019	834
FRANCE
Long term debt	613	700
JAPAN
Long term debt		40
GERMANY
Long term debt	728	399
ITALY
Long term debt	€ 53	€ 78